Shareholder Report, Average Annual Return (Details) 192249_FIS Christian Stock Fund_TF_TSR Annual {TF}	1 Months Ended	12 Months Ended	53 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
FIS Christian Stock Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FIS Christian Stock Fund NAV
Average Annual Return, Percent	0.06%	16.62%	9.18%
MSCI WORLD Index Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI WORLD Index Net (USD)
Average Annual Return, Percent	(0.72%)	21.34%	12.63%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	(0.80%)	23.67%	12.47%